Segment Information (Purchase Accounting and Related Adjustments) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments	[1]	$ 170.3	$ 62.8	$ 9.6
Direct operating | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		44.5	17.5	6.5
General and administrative expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		6.1	5.0
General and administrative expense | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		6.1	5.0	1.9
Depreciation and amortization expense | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		$ 119.7	$ 40.3	$ 1.2

[1]	Purchase accounting and related adjustments represent the amortization of non-cash fair value adjustments to certain assets acquired in the acquisition of Starz, Pilgrim Media Group and Good Universe. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Purchase accounting and related adjustments: Direct operating$44.5 $17.5 $6.5General and administrative expense6.1 5.0 1.9Depreciation and amortization119.7 40.3 1.2 $170.3 $62.8 $9.6